Note 5 - Transactions With Related Parties (Details Textual) - USD ($)							3 Months Ended	6 Months Ended			12 Months Ended
	Sep. 01, 2017	Mar. 27, 2017	Jan. 12, 2016	Jan. 02, 2015	Oct. 02, 2014	Oct. 15, 2011	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 24, 2017	Dec. 23, 2015
Due from Related Parties, Current												$ 34,000
Due to Related Parties, Current											120,000	1,108,000
Proceeds from Related Party Debt											3,148,000	235,000	$ 3,850,000
M/T Delos [Member]
Lease Termination Expenses						$ 5,750,000
Central Mare [Member]
Due from Related Parties, Current											46,000	34,000
Related Party Transaction, Amounts of Transaction											2,375,000	1,577,000	1,691,000
Non-Employee [Member] | Management Fees - Related Parties [Member]
Allocated Share-based Compensation Expense								$ (25,000)	$ 47,000	$ 131,000	(25,000)	47,000	131,000
Chief Executive Officer [Member] | Incentive Compensation for Completion of Newbuilding Program [Member]
Related Party Transaction, Amounts of Transaction		$ 1,500,000
Central Shipping Monaco SAM [Member]
Related Party Transaction, Amounts of Transaction											5,605,000	2,598,000	2,657,000
Management Fees Per Vessel Per Day											$ 530
Related Party Chartering Commission Percentage											1.25%
Related Party Sale or Purchase Commission Percentage											1.00%
Relate Party Financing Commission Percentage											0.20%
Related Party, Supervision Services Fee, Percentage											7.00%
Related Party Transaction Term											5 years
Due to Related Parties, Current											$ 74,000	579,000
Central Shipping Monaco SAM [Member] | Technical Management Fee [Member]
Management Fees Per Vessel Per Day											583
Central Shipping Monaco SAM [Member] | Commercial Management Fee [Member]
Management Fees Per Vessel Per Day											318
Central Shipping Monaco SAM [Member] | Newbuilding Supervision Fee [Member]
Related Party Transaction, Amounts of Transaction											454,000	618,000	$ 1,037,000
Navis [Member]
Related Party Brokerage Commission, Percentage					2.00%
Navis [Member] | Sale and Leaseback Brokerage Commissions [Member]
Related Party Transaction, Amounts of Transaction							$ 1,140,000
Atlantis [Member] | Unsecured Credit Facility Used to Pay Penultimate Shipyard Installment for M/T Stenaweco Evolution [Member]
Proceeds from Related Party Debt				$ 2,250,000
Family Trading [Member]
Lease Termination Fee, Assumed by Related Party			$ 3,796,000
Stock Issued During Period, Shares, Transfer of Liabilities			7
Due to Related Parties											0	529,000
Family Trading [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity															$ 15,000,000
Family Trading [Member] | Interest Payable [Member]
Due to Related Parties											0	306,000
Family Trading [Member] | Commitment Fees Payable [Member]
Due to Related Parties											$ 0	$ 223,000
Affiliated Entity [Member] | M/T Stenaweco Elegance [Member]
Controlling Interest, Ownership Percentage														90.00%
Affiliated Entity [Member] | M/T Eco Holmby Hills and M/T Eco Palm Springs [Member]
Controlling Interest, Ownership Percentage														50.00%
Central Ship Chartering [Member]
Related Party Chartering Commission Percentage	1.25%
Charter Term	3 years
Charter Rate Per Day	$ 14,750
Charter Option Term	2 years
Central Ship Chartering [Member] | Optional Year 1 [Member]
Charter Rate Per Day	$ 15,250
Central Ship Chartering [Member] | Optional Year 2 [Member]
Charter Rate Per Day	15,750
Central Ship Chartering [Member] | Revenue Backlog [Member]
Charter Rate Per Day	$ 15,949